SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Non-Cash Working Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Cash (used for) provided by:
Accounts receivable	$ 7	$ 37	$ (9)	$ 8
Prepaids	2	(2)	5	0
Inventory	43	25	16	(14)
Accounts payable and accrued liabilities	(6)	(21)	(35)	(66)
Increase (decrease) in working capital	46	39	(23)	(72)
Cash interest paid	(11)	(19)	(24)	(20)
Cash interest received	0	0	0	1
Cash income taxes paid	0	(16)	(1)	(66)
Cash income taxes received	$ 3	$ 0	$ 45	$ 15